Class B Shares [Member] Expense Example - Class B Shares - AB Small Cap Growth Portfolio - Class B	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	448
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	$ 1,801